UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 January 26, 2000

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109     5177   101891 SH       SOLE                                     101891
AT&T Corp.-Liberty Media Group COM              001957208     2494    43900 SH       SOLE                                      43900
Aaron Rents, Inc.              COM              002535201      178    10000 SH       SOLE                                      10000
Adelphia Communications Corp.  COM              006848105      263     4000 SH       SOLE                                       4000
Allstate Corp.                 COM              020002101     3056   126982 SH       SOLE                                     126982
American Express Co.           COM              025816109     8652    52040 SH       SOLE                                      52040
American Home Products         COM              026609107     3410    86870 SH       SOLE                                      86870
American Intl. Group           COM              026874107     1098    10158 SH       SOLE                                      10158
Amgen Corp.                    COM              031162100     9101   151520 SH       SOLE                                     151520
Amsouth Bancorporation         COM              032165102     3265   169040 SH       SOLE                                     169040
Atlantic Richfield Co.         COM              048825103     3470    40120 SH       SOLE                                      40120
Avon Products                  COM              054303102     2324    70421 SH       SOLE                                      70421
BP Amoco PLC Spons ADR         COM              055622104     1535    25884 SH       SOLE                                      25884
Bank of America Corp.          COM              060505104     4687    93386 SH       SOLE                                      93386
Bell South Corp.               COM              079860102      871    18604 SH       SOLE                                      18604
Boeing Company                 COM              097023105      216     5215 SH       SOLE                                       5215
Boston Scientific Corp.        COM              101137107     1562    71400 SH       SOLE                                      71400
Bristol Myers Squibb Co.       COM              110122108     1096    17070 SH       SOLE                                      17070
CT Communications, Inc.        COM              126426402      392     7000 SH       SOLE                                       7000
CVS Corp.                      COM              126650100     2573    64533 SH       SOLE                                      64533
Catalina Marketing Corporation COM              148867104      695     6000 SH       SOLE                                       6000
Caterpillar Inc.               COM              149123101      257     5460 SH       SOLE                                       5460
Charming Shoppes, Inc.         COM              161133103      199    30000 SH       SOLE                                      30000
Cheesecake Factory, Inc.       COM              163072101      700    20000 SH       SOLE                                      20000
Chevron Corp.                  COM              166751107      320     3699 SH       SOLE                                       3699
Choice Hotels Intl             COM              169905106      331    19325 SH       SOLE                                      19325
Circuit City Stores            COM              172737108     5857   129975 SH       SOLE                                     129975
Coca Cola Co.                  COM              191216100     1365    23436 SH       SOLE                                      23436
Concord EFS, Inc.              COM              206197105      564    21900 SH       SOLE                                      21900
Concurrent Computer Corp.      COM              206710204      187    10000 SH       SOLE                                      10000
Conoco Class B                 COM              208251405      935    37592 SH       SOLE                                      37592
Costco Wholesale Corp.         COM              22160k105     4834    52975 SH       SOLE                                      52975
Cox Communications, Inc. Class COM              224044107     2027    39350 SH       SOLE                                      39350
Delta Air Lines, Inc.          COM              247361108      205     4108 SH       SOLE                                       4108
Disney (Walt) Co.              COM              254687106     6292   215125 SH       SOLE                                     215125
Dow Chemical Co.               COM              260543103      450     3364 SH       SOLE                                       3364
Dow Jones & Co.                COM              260561105      422     6200 SH       SOLE                                       6200
DuPont                         COM              263534109      438     6646 SH       SOLE                                       6646
Emerson Electric Co.           COM              291011104     4560    79485 SH       SOLE                                      79485
Enron Corp.                    COM              293561106      266     6000 SH       SOLE                                       6000
Exxon Mobil Corp.              COM              30231G102    10299   127839 SH       SOLE                                     127839
Finlay Enterprises, Inc.       COM              317884203      218    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     2760    83788 SH       SOLE                                      83788
Firstar Corp                   COM              33763V109     2529   119700 SH       SOLE                                     119700
GTE Corp.                      COM              362320103      802    11370 SH       SOLE                                      11370
Gannett Co. Inc.               COM              364730101    10322   126552 SH       SOLE                                     126552
Genentech, Inc.                COM              368710406      202     1500 SH       SOLE                                       1500
General Electric Co.           COM              369604103    22298   144089 SH       SOLE                                     144089
Global Crossing Ltd.           COM              G3921A100      250     5000 SH       SOLE                                       5000
Goldman Sachs Group            COM              38141g104      330     3500 SH       SOLE                                       3500
H. J. Heinz Co.                COM              423074103      325     8161 SH       SOLE                                       8161
Hewlett - Packard              COM              428236103     7217    63450 SH       SOLE                                      63450
Home Depot Inc.                COM              437076102    20563   299091 SH       SOLE                                     299091
Horace Mann Educators Corp     COM              440327104      359    18275 SH       SOLE                                      18275
Int'l Business Machines Corp.  COM              459200101     7053    65382 SH       SOLE                                      65382
Intel Corp.                    COM              458140100    10758   130695 SH       SOLE                                     130695
International Speedway Corp. C COM              460335102     1500    30000 SH       SOLE                                      30000
Internet HOLDRs Trust          COM              46059w102     6069    35900 SH       SOLE                                      35900
Interpublic Group of Cos Inc.  COM              460690100      484     8398 SH       SOLE                                       8398
Intuit, Inc.                   COM              461202103     1079    18000 SH       SOLE                                      18000
Jefferson - Pilot              COM              475070108     1761    25803 SH       SOLE                                      25803
Johnson & Johnson              COM              478160104     7960    85364 SH       SOLE                                      85364
Litton Inds.                   COM              538021106      474     9500 SH       SOLE                                       9500
Lowe's Cos.                    COM              548661107      418     7000 SH       SOLE                                       7000
MCI WorldCom Inc.              COM              55268B106     5486   103388 SH       SOLE                                     103388
Manor Care, Inc.               COM              564055101      730    45630 SH       SOLE                                      45630
Markel Corp.                   COM              570535104      465     3000 SH       SOLE                                       3000
McDonald's Corp.               COM              580135101     1090    27027 SH       SOLE                                      27027
Media General Inc Cl A         COM              584404107      520    10000 SH       SOLE                                      10000
Media One Group, Inc.          COM              58440j104      230     3000 SH       SOLE                                       3000
Merck & Co. Inc.               COM              589331107    10729   159694 SH       SOLE                                     159694
Minnesota Mining & Mfg. Co.    COM              604059105      597     6100 SH       SOLE                                       6100
Monsanto Company               COM              611662107      572    16140 SH       SOLE                                      16140
Morgan Stanley Dean Witter & C COM              617446448    14454   101255 SH       SOLE                                     101255
Motorola Inc.                  COM              620076109     1741    11825 SH       SOLE                                      11825
National City Corp.            COM              635405103      455    19200 SH       SOLE                                      19200
News Corp Pfd Class A          COM              652487802      339    10150 SH       SOLE                                      10150
Pepsico Inc.                   COM              713448108     2596    73657 SH       SOLE                                      73657
Pfizer, Inc.                   COM              717081103     1903    58655 SH       SOLE                                      58655
Philip Morris Cos. Inc.        COM              718154107      340    14800 SH       SOLE                                      14800
Procter & Gamble               COM              742718109     4572    41734 SH       SOLE                                      41734
Prosoft Training.com           COM              743477101      104    10000 SH       SOLE                                      10000
Rite Aid                       COM              767754104      590    53065 SH       SOLE                                      53065
Schering-Plough                COM              806605101     3697    87255 SH       SOLE                                      87255
Schlumberger Ltd.              COM              806857108     2534    45145 SH       SOLE                                      45145
SunTrust Banks Inc.            COM              867914103      317     4601 SH       SOLE                                       4601
Texaco Inc.                    COM              881694103     4863    89530 SH       SOLE                                      89530
Texas Instruments              COM              882508104     4945    51175 SH       SOLE                                      51175
Time Warner Inc.               COM              887315109     9340   129160 SH       SOLE                                     129160
Transocean Sedco Forex Inc.    COM              g90078109      294     8740 SH       SOLE                                       8740
USG Corp.                      COM              903293405     1654    35100 SH       SOLE                                      35100
United Technologies Corp.      COM              913017109     4010    61698 SH       SOLE                                      61698
Wal-Mart Stores                COM              931142103      608     8800 SH       SOLE                                       8800
Warner-Lambert Co.             COM              934488107     3227    39386 SH       SOLE                                      39386